Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
16.	INTANGIBLE ASSETS

(1)	Details of intangible assets are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Acquisition cost	445,093	2,292	859,678	1,388,397	50,857	8,142	2,754,459
Accumulated amortization	—	(1,783)	(617,587)	(1,101,688)	—	—	(1,721,058)
Accumulated impairment losses	—	—	—	(33,553)	(3,006)	—	(36,559)

Net carrying value	445,093	509	242,091	253,156	47,851	8,142	996,842

	December 31, 2024
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Acquisition cost	482,707	2,419	965,131	1,511,286	55,444	6,598	3,023,585
Accumulated amortization	—	(1,971)	(689,440)	(1,204,181)	—	—	(1,895,592)
Accumulated impairment losses	—	—	—	(33,552)	(3,039)	—	(36,591)

Net carrying value	482,707	448	275,691	273,553	52,405	6,598	1,091,402

(2)	Details of changes in intangible assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	345,449	723	207,708	193,182	37,607	717	785,386
Acquisitions	—	162	91,992	62,073	6,571	2,421	163,219
Disposal	—	—	—	(2)	(1,295)	—	(1,297)
Amortization (*)	—	(242)	(87,294)	(75,299)	—	—	(162,835)
Reversal of Impairment losses	—	—	—	—	88	—	88
Transfer	—	—	300	182	—	(482)	—
Business combination	57,670	—	—	7,795	—	—	65,465
Foreign currencies translation adjustments	(5,592)	—	(5)	(865)	(42)	(53)	(6,557)
Others	—	—	(74)	5,307	(12)	424	5,645

Ending balance	397,527	643	212,627	192,373	42,917	3,027	849,114

(*)	Amortization of other intangible assets amounting to 14,664 million Won is included in other operating expenses.

	For the year ended December 31, 2023
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	397,527	643	212,627	192,373	42,917	3,027	849,114
Acquisitions	—	72	105,596	125,509	4,000	7,612	242,789
Disposal	—	—	—	(1,028)	(1,290)	—	(2,318)
Amortization (*)	—	(206)	(76,192)	(84,556)	—	—	(160,954)
Reversal of impairment losses	—	—	—	—	37	—	37
Transfer	—	—	61	650	(392)	(350)	(31)
Business combination	41,527	—	—	18,882	2,565	—	62,974
Foreign currencies translation adjustments	6,039	—	(1)	854	4	(28)	6,868
Others	—	—	—	472	10	(2,119)	(1,637)

Ending balance	445,093	509	242,091	253,156	47,851	8,142	996,842

(*)	Amortization of other intangible assets amounting to 22,349 million Won is included in other operating expenses.

	For the year ended December 31, 2024
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	445,093	509	242,091	253,156	47,851	8,142	996,842
Acquisitions	—	18	96,140	94,047	6,988	25,376	222,569
Disposal	—	—	(113)	(1,794)	(2,665)	—	(4,572)
Amortization (*)	—	(188)	(75,417)	(93,679)	—	—	(169,284)
Impairment losses	—	—	—	—	(296)	(575)	(871)
Transfer	—	109	12,990	11,067	(77)	(24,089)	—
Business combination	15,139	—	—	6,117	756	—	22,012
Foreign currencies translation adjustments	22,475	—	—	4,502	345	586	27,908
Others	—	—	—	137	(497)	(2,842)	(3,202)

Ending balance	482,707	448	275,691	273,553	52,405	6,598	1,091,402

(*)	Amortization of other intangible assets amounting to 28,509 million Won is included in other operating expenses.

(3)	Goodwill

1)	Details of allocated goodwill based on each cash-generating unit as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

Cash-generating unit (*1)	December 31, 2023	December 31, 2024
Woori Asset Management Corp.	43,036	45,066
Woori Global Asset Management Co., Ltd. (*2)	2,030	—
Woori Asset Trust Co., Ltd.	141,780	141,780
Woori Venture Partners Co., Ltd.	41,527	41,527
Woori Investment Securities Co., Ltd.	—	15,139
PT Bank Woori Saudara Indonesia 1906 Tbk (*3)	100,267	109,262
WOORI BANK (CAMBODIA) PLC (*4)	56,513	64,584
PT Woori Finance Indonesia Tbk. (*5)	53,097	57,861
Others	6,843	7,488

Total	445,093	482,707

(*1)
Allocated to the cash-generating unit that will benefit from the synergy effect of the business combination, and the cash-generating unit is generally comprised of the operating segment or sub-sectors.

(*2)	Woori Asset Management Corp. merged with Woori Global Management Co., Ltd. through a business combination.
(*3)	The Group has acquired Saudara Bank to expand retail sales in Indonesia, and recognized the goodwill as it is expected to strengthen the competitiveness by securing a local sales network in Indonesia.
(*4)	The Group has acquired VisionFund Cambodia to expand retail sales in Cambodia, and recognized goodwill based on the economies of scale and acquired customer base.
(*5)
The company acquired PT Batavia Prosperindo Finance Tbk to expand its installment financing operations in Indonesia. Goodwill was recognized due to the anticipated enhancement of competitiveness through securing a network in the Indonesian used car market and strengthening existing customer relationships.

2)	Impairment test
The recoverable amount of the cash-generating unit is measured at larger amount among the fair value less costs to sell or the value to use.

The net fair value is calculated by deducting costs of disposal from the amount received from the sale of the cash-generating unit in an arm’s length transaction between the parties with reasonable judgment and willingness to negotiate. In case of difficulty in measuring this amount, the sale amount of a similar cash-generating unit in the past market is calculated by reflecting the characteristics of the cash-generating unit. If reliable information related to fair value less costs to sell is not available, value in use is considered as recoverable amount. Value in use is the present value of future cash flows expected to be generated by the cash-generating unit. Future cash flows are estimated based on the latest financial budget approved by the management, with an estimated period of up to five years. The Group applied 1.0% growth rate to estimate future cash flow for the period over five years. The main assumptions used to estimate cash flows are about the size of the market and the share of the group. The appropriate discount rate for discounting future cash flows is the pre-tax discount rate, including assumptions about risk-free interest rates, market risk premium, and systemic risk of cash-generating units. The impairment test, which compares the carrying amount and recoverable amount of the cash-generating unit to which goodwill has been allocated, is conducted every year and every time an impairment sign occurs.

Category	Woori Investment Securities Co., Ltd.	Woori Asset Trust Co., Ltd.	Woori Asset Management Corp.	Woori Venture Partners Co., Ltd.	PT Bank Woori Saudara Indonesia 1906 Tbk	WOORI BANK (CAMBODIA) PLC	PT Woori Finance Indonesia Tbk
Discount rate (%).	11.47	12.65	20.47	12.98	16.70	14.08	13.59
Terminal growth rate (%)	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Recoverable amount.	1,751,457	719,560	253,573	204,415	1,159,909	611,920	144,221
Carrying amount	1,171,779	612,513	208,862	185,565	1,157,185	608,181	143,312
As a result of the impairment test on goodwill, it is determined that the carrying amount of the cash-generating unit to which the goodwill has been allocated will not exceed the recoverable amount.

3)	Sensitivity analysis
The sensitivity of the fair value measurement to changes in significant but unobservable inputs used in measuring fair value is as follows (Unit: Korean Won in millions):

Category		Woori Investment Securities Co., Ltd.	Woori Asset Trust Co., Ltd.	Woori Asset Management Corp.	Woori Venture Partners Co., Ltd.	PT Bank Woori Saudara Indonesia 1906 Tbk	WOORI BANK (CAMBODIA) PLC	PT Woori Finance Indonesia Tbk
Discount rate (%).	Increase by 1.0% point	(158,579)	(44,826)	(7,872)	(29,201)	(94,117)	(57,636)	(11,494)
	Decrease by 1.0% point	204,651	55,470	9,010	36,971	110,818	69,745	13,521
Terminal growth rate (%)	Increase by 1.0% point	141,716	34,519	4,508	25,817	35,178	23,170	8,899
	Decrease by 1.0% point	(110,941)	(27,902)	(3,964)	(20,569)	(32,488)	(21,101)	(7,589)